UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.
Institutional Investment Manager Filing this Report:

Name:      Ocean Fund Advisors, LLC
Address:   100 Wilshire Boulevard, Suite 1850
           Santa Monica, CA  90401
           ------------------------------------------

Form  13F  File  Number:
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael H. Browne
        -------------------------
Title:  CEO, Managing Member
        -------------------------
Phone:  310-451-8330
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Michael H. Browne                Santa Monica, CA                 8/13/2001
---------------------                ----------------                 ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 1
Number of Other Included Managers:                       0
                                              ------------

Form  13F  Information  Table  Entry  Total:            24
                                              ------------

Form  13F  Information  Table  Value  Total:  $146,260,730
                                              ------------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ -----
American Express Co            Common           025816109  6572720  169400          Sole             169400      0     0
Amerisource Health Co          Common           03071P102  6705125  121250          Sole             121250      0     0
Amgen Inc                      Common           031162100  4581947   75510          Sole              75510      0     0
Amgen Inc                      Common           031162100  4551000   75000     Put  Sole                  0      0 75000
Best Buy Inc                   Common           086516101  4579792   72100          Sole              72100      0     0
CVS Corporation                Common           126650100  8389710  217350          Sole             217350      0     0
Cisco Systems Inc              Common           17275R102   283920   15600          Sole              15600      0     0
Clear Channel Commincations    Common           184502102  6284108  100225          Sole             100225      0     0
Costco Wholesale               Common           22160K105  4286698  104350          Sole             104350      0     0
Echostar Commun Corp           Common           278762109 10781271  332550          Sole             332550      0     0
Genentech Inc                  Common           368710406  7103768  128925          Sole             128925      0     0
Guidant Corporation            Common           401698105  4486500  124625          Sole             124625      0     0
King Pharmaceuticals           Common           495582108  6876886  170600          Sole             170600      0     0
AT & T Corp Liberty            Common           001957208  7448117  425850          Sole             425850      0     0
Microsoft Corp                 Common           594918104  4380000   60000     Put  Sole                  0      0 60000
NASDAQ 100 Tr Unit Series      Common           631100104 19422500  425000          Sole             425000      0     0
Philip Morris Cos Inc          Common           718154107  4643625   91500          Sole              91500      0     0
Republic Services Inc          Common           760759100  4515875  227500          Sole             227500      0     0
SPDR Tr Unit Ser 1             Common           78462F103 18390000  150000          Sole             150000      0     0
St Paul Cos Inc                Common           792860108  2073221   40900          Sole              40900      0     0
Sun Microsystems Inc           Common           866810104  4716000  300000     Call Sole                  0      0     0
Texas Instruments Inc          Common           882508104   339822   10788          Sole              10788      0     0
Tyco Intl Ltd                  Common           902124106  4553475   83550          Sole              83550      0     0
Willis Group Holdings          Common           G96655108   294650   16600          Sole              16600      0     0


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